Accrued expenses and other current liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other current liabilities
Deposits from packaged-tour users (a)	¥ 10,474	$ 1,519	¥ 12,428
Payable for business combination	4,100	594	7,153
Accrued liabilities related to customers incentive program	3,400	493	3,951
Accrued professional service fees	11,356	1,646	11,861
Accrued advertising expenses	16,047	2,327	18,806
Deposits received from suppliers	72,169	10,464	86,212
Accrued operating expenses	7,662	1,111	8,067
Advanced payment from banks (b)	13,577	1,968	13,925
Discounted bank acceptance notes (c)	200,000	28,997	197,900
Others	19,527	2,828	22,326
Total	¥ 358,312	$ 51,947	¥ 382,629